UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Heather Leonard
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Heather Leonard                      Alexandria, Virginia         09-13-2009
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 50
                                        -------------------

Form 13F Information Table Value Total: $457,259
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
30-Sep-09


                                                                                                     Voting Authority
                                                                                                   --------------------
                                 Title of             Value        Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)     Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------   --------  ---------  --------     ----------  ---  ----  -------  --------  ------- ------  ----
AES CORP                          CS       00130H105     1,008.00     67,995.00 SH   Sole                   22060     0        45935
AMERICREDIT CORP                  CS       03060R101       851.00     53,900.00 SH   Sole                   17475     0        36425
ASSURED GUARANTY LTD              CS       G0585R106       908.00     46,740.00 SH   Sole                   15165     0        31575
AUTONATION INC                    CS       05329W102       885.00     48,960.00 SH   Sole                   15900     0        33060
BAIDU COM INC                     ADR      056752108     1,073.00      2,745.00 SH   Sole                     905     0         1840
BANCO BILBAO VIZCAYA ARGENTA      ADR      05946K101       932.00     52,225.00 SH   Sole                   16950     0        35275
BANCO SANTANDER CENT HISPANO      ADR      05964H105       972.00     60,160.00 SH   Sole                   19555     0        40605
BANK MONTREAL QUE                 CS       063671101       976.00     19,270.00 SH   Sole                    6260     0        13010
CHICOS FAS INC                    CS       168615102       948.00     72,940.00 SH   Sole                   23700     0        49240
CLAYMORE EXCHANGE TRADED FD ZA    ETF      18383M506    21,294.00  1,262,960.00 SH   Sole                  169510     0      1093450
COMPANHIA BRASILEIRA DE DIST      ADR      20440T201     1,072.00     19,040.00 SH   Sole                    6185     0        12855
CON-WAY INC                       CS       205944101       848.00     22,135.00 SH   Sole                    7180     0        14955
DESARROLLADORA HOMEX S A DE       ADR      25030W100       987.00     26,135.00 SH   Sole                    8485     0        17650
GOL LINHAS AEREAS INTLG S A       ADR      38045R107     1,021.00     99,380.00 SH   Sole                   32145     0        67235
GREENHAVEN CONT CMDTY INDEX UN    ETF      395258106    50,194.00  2,094,015.00 SH   Sole                  120035     0      1973980
HERTZ GLOBAL HOLDINGS INC         CS       42805T105     1,015.00     93,745.00 SH   Sole                   30395     0        63350
ISHARES INC MSCI AUSTRALIA        ETF      464286103     9,210.00    407,535.00 SH   Sole                   46195     0       361340
ISHARES INC MSCI ISRAEL FD        ETF      464286632     6,639.00    135,745.00 SH   Sole                   15505     0       120240
ISHARES INC MSCI MEXICO           ETF      464286822     6,315.00    144,580.00 SH   Sole                   16790     0       127790
ISHARES INC MSCI SINGAPORE        ETF      464286673     9,002.00    837,375.00 SH   Sole                   95250     0       742125
ISHARES TR 1-3 YR TRS BD          ETF      464287457    46,306.00    551,195.00 SH   Sole                   70275     0       480920
ISHARES TR LEHMAN SH TREA         ETF      464288679    43,966.00    399,005.00 SH   Sole                   50704     0       348301
ISHARES TR MID VAL INDEX          ETF      464288406    13,932.00    224,385.00 SH   Sole                   30190     0       194195
ISHARES TR RSSL MCRCP IDX         ETF      464288869     9,164.00    232,185.00 SH   Sole                   30935     0       201250
ISHARES TR US PFD STK IDX         ETF      464288687    21,630.00    596,370.00 SH   Sole                   79565     0       516805
IVANHOE MINES LTD                 CS       46579N103     1,074.00     84,000.00 SH   Sole                   27334     0        56666
J CREW GROUP INC                  CS       46612H402       978.00     27,290.00 SH   Sole                    8840     0        18450
JARDEN CORP                       CS       471109108     1,054.00     37,550.00 SH   Sole                   12290     0        25260
LG PHILIP LCD CO LTD              ADR      50186V102       915.00     63,850.00 SH   Sole                   20840     0        43010
LUBRIZOL CORP                     CS       549271104     1,040.00     14,560.00 SH   Sole                    4725     0         9835
MARKET VECTORS ETF TR RVE HARD    ETF      57060U795    35,216.00  1,141,510.00 SH   Sole                   88415     0      1053095
MICRON TECHNOLOGY INC             CS       595112103     1,034.00    126,085.00 SH   Sole                   40935     0        85150
NBTY INC                          CS       628782104       994.00     25,105.00 SH   Sole                    8150     0        16955
NVR INC                           CS       62944T105       880.00      1,380.00 SH   Sole                     455     0          925
OSHKOSH TRUCK CORP                CS       688239201       832.00     26,890.00 SH   Sole                    8745     0        18145
PENSKE AUTOMOTIVE GRP INC         CS       70959W103       999.00     52,090.00 SH   Sole                   17005     0        35085
PRICELINE COM INC                 CS       741503403       997.00      6,015.00 SH   Sole                    1955     0         4060
ROYAL BK CDA MONTREAL QUE         CS       780087102       968.00     18,070.00 SH   Sole                    5880     0        12190
SPDR BARCLAYS CAPITAL 1-3 MONT    ETF      78464A680    42,829.00    933,504.00 SH   Sole                  120175     0       813329
SPDR INDEX SHS FDS LATIN AMER     ETF      78463X707    11,413.00    162,740.00 SH   Sole                   18530     0       144210
SPDR INDEX SHS FDS S&P INTL SM    ETF      78463X871    15,853.00    619,255.00 SH   Sole                   83050     0       536205
STEC INC                          CS       784774101       675.00     22,960.00 SH   Sole                    7440     0        15520
TECK COMINCO LTD                  CS       878742204     1,064.00     38,580.00 SH   Sole                   12535     0        26045
TEMPLE INLAND INC                 CS       879868107       898.00     54,675.00 SH   Sole                   17845     0        36830
VANGUARD INTL EQUITY INDEX F P    ETF      922042866    25,342.00    484,915.00 SH   Sole                   55305     0       429610
WISDOMTREE TRUST EMG MKTS SMCA    ETF      97717W281    18,609.00    459,138.00 SH   Sole                   52615     0       406523
WISDOMTREE TRUST EMRG MKT HGHY    ETF      97717W315     5,275.00    111,191.00 SH   Sole                   12760     0        98431
WISDOMTREE TRUST JP SMALLCP DI    ETF      97717W836    17,477.00    420,730.00 SH   Sole                   56160     0       364570
WISDOMTREE TRUST PAC EXJP HG Y    ETF      97717W810    18,759.00    344,837.00 SH   Sole                   39345     0       305492
XL CAP LTD                        CS       G98255105       936.00     53,632.00 SH   Sole                   17385     0        36247
REPORT SUMMARY: 50 DATA RECORDS                        457,259.00                    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.